Loans and Export Prepayment - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Export Prepayment Agreement
Balance at the beginning	$ 77,438
Additions	92,562	$ 82,318
Interest expense	17,272	155
Payment of interest	(475)
Principal amortization	(13,336)	(326)
Foreign Exchange	(11,617)	(416)
Transaction costs		(3,951)
Transaction costs amortization	1,059
Foreign currency translation adjustment of subsidiary	8,003	(668)
Balance at the end	170,906	77,438
Loans and export prepayment	28,907
Loans and export prepayment	$ 141,999	$ 77,438